NON—CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
NON—CONTROLLING INTERESTS	NON-CONTROLLING INTERESTS
In September 2018, the Company entered into a real estate partnership for the development of Latam Parque Logistico Coyol II in Costa Rica. The partnership includes two entities that the Company consolidates, despite it not owning 100% of the equity (Latam Propco El Coyol Dos S de R.L. and Latam Logistic Pan Holdco El Coyol II S de R.L., collectively, “Latam Parque Logistico Coyol II”). The Company reports a non-controlling interest in relation to this partnership. The Company has complete responsibility, authority and discretion in key decision activities management of the partnership. The Company, through its position of Directing Partner, is responsible for the operations of Latam Parque Logistico Coyol II and has the existing rights and ability to direct the relevant activities of the entities, indicating the Company’s power over the non-controlling investee.
In December 31, 2021, the Company entered into a real estate partnership for the development of Latam Parque Logistico San Jose in Costa Rica. The partnership includes three entities that the Company consolidates but while not owning 100% of the equity (Latam Logistic Pan Holdco Verbena I S de R.L., Latam Logistic Pan Holdco Verbena II S, S.R.L., and Tres Ciento dos Setecientos Ochenta y Cuatro Mil Cuatrocientos Treinta y Tres Sociedad de Responsabilidad Limitada, S.R.L., collectively, “Latam Parque Logistico San José — Verbena”). The Company reports a non-controlling interest in relation to this partnership. The Company has complete responsibility, authority and discretion in the day-to-day management of the partnership. Through its position as Managing Partner, the Company is responsible for the daily operations of Latam Parque Logistico San José — Verbena without prior approval of the other managers and equity holders, and has the existing rights and ability to direct the relevant activities of the entities, indicating the Company’s power over the non-controlling investees.
In March 2021, the Company entered into a real estate partnership with Capia Sociedad Administradora de Fondos de Inversion, S.A., through its investment fund Capia Radix Fondo de Inversion (Capia Radix) (together as “CAPIA”), an investment fund managed by CAPIA for the development of Parque Logístico Callao located in the submarket of Callao in Lima, Peru within the Jorge Chavez International Lima Airport land concession. The partnership includes one entity that the Company consolidates but does not own 100% of its equity (Parque Logístico Callao, S.R.L., “Parque Logístico Callao”). According to the initial terms of the partnership agreement, the Company participation in the partnership entity was 50%. On November 24, 2023, both partners agreed to modify the ownership interest, whereas CAPIA became owner of 60% of the shares of the partnership and LPA’s interest was decreased to 40%, which was supported by an additional capital contribution from CAPIA to the partnership, effective as of the date of the agreement. The Company reports a non-controlling interest in relation to this partnership. The Company has complete responsibility, authority and discretion in the day-to-day management of the partnership. The Company, through the position of General Manager, is responsible for the daily operations of Parque Logístico Callao, and has the existing rights and ability to direct the relevant activities of the entity, indicating the Company’s power over the non-controlling investee.
In August 2025, the Company acquired two operating investment properties in Mexico through a strategic partnership with Alas. The partnership is structured through a master trust (Fideicomiso 6193), which was established to hold and administer the underlying project assets and related activities through Project Trust (Fideicomiso Proyecto 6384, together with Fideicomiso 6193, “Alas Partnership”). The Company holds a 10% economic interest and Alas holds a 90% economic interest of the Alas Partnership. The Company reports a non-controlling interest in relation to this partnership. The Company and Alas are represented on the technical committee of the Alas Partnership, with each holding 50% of the voting rights on the technical committee. However, the Company has complete responsibility, authority and discretion in the day-to-day management of the partnership, as the technical committee’s decision-making is limited to extraordinary decisions made outside the ordinary course of business. The Company, through its role of Operator, is responsible for the daily operations of the partnership, and has the existing rights and ability to direct the relevant activities of the partnership. Despite holding less than 50% of economic interest, the Company has power over the non-controlling investee through contractual and legal rights.
The following table summarizes the Company’s ownership percentages and the NCI amount as of December 31, 2025 and 2024. Each NCI partnership in the following table corresponds to multiple entities in Note 2d.

		Ownership Percentage		NCI
Partnership	Country	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024

Latam Parque Logistico Coyol II	Costa Rica	50%	50%	$4,787,776	$4,504,604
Latam Parque Logistico San José - Verbena	Costa Rica	24%	24%	23,199,548	24,013,584
Parque Logístico Callao	Peru	40%	40%	19,279,897	13,318,354
Alas Partnership	Mexico	10%	N/A	20,613,850	—
LPA Asset Management CR SA	Mexico	75%	N/A	23,665	—
Total				$67,904,736	$41,836,542
During the years ended December 31, 2025, 2024, and 2023 the partnership entities' distributions to the NCI partners were as follows:

	2025	2024	2023

Latam Parque Logístico Coyol II	$300,000	$800,000	$3,675,054
Latam Parque Logístico San José - Verbena	2,475,413	9,142,800	847,882
Total distributions to non-controlling partners	$2,775,413	$9,942,800	$4,522,936
There were $0 and $380,950 of outstanding NCI distribution payables included in other current liabilities as of December 31, 2025 and 2024, respectively.
During the years ended December 31, 2025, 2024, and 2023, NCI partners’ contributions to the partnership entities were as follows:

	2025	2024	2023

Parque Logístico Callao	$3,690,000	$3,303,450	$5,870,313
Alas Partnership	19,517,969	—	—
LPA Asset Management	23,665	—	—
Total	$23,231,634	$3,303,450	$5,870,313
There were no outstanding NCI contribution receivables as of December 31, 2025 and 2024.
Summarized financial information of non-controlling partnership entities’ total assets and total liabilities as of December 31, 2025 and 2024 was as follows:

	As of December 31, 2025
	Latam Parque Logistico Coyol II	Latam Parque Logístico San José —Verbena	Parque Logistico Callao	Alas Partnership

ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$320,747	$2,169,918	$2,015,136	$2,121,284
Lease and other receivables, net	12,466	2,941,661	5,940,212	1,057,825
Other current assets	84,714	52,728	283,776	2,679
NON-CURRENT ASSETS:
Investment properties	30,131,000	87,541,000	68,627,612	20,569,000
Property and equipment, net	—	21,627	3,812	—
Restricted cash equivalents - long term	480,000	1,450,000	539,186	—
Total assets	$31,028,927	$94,176,934	$77,409,734	$23,750,788

LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES:
Accounts payable and accrued expenses	$129,789	$2,222,321	$5,308,266	$184,899
Due to affiliates	—	—	—	217,343
Other current liabilities	—	—	193,980	—
NON-CURRENT LIABILITIES:
Long term debt	17,572,856	55,483,503	23,749,305	—
Security deposits	195,000	464,598	539,656	282,155
Other non-current liabilities	—	—	13,150,574	—
Deferred tax liability	3,555,727	5,625,594	2,574,663	20,055
Total liabilities	$21,453,372	$63,796,016	$45,516,444	$704,452

EQUITY:
Equity attributable to owners of the Company	$4,787,779	$7,181,370	$12,613,393	$2,432,486
Non-controlling interests	$4,787,776	$23,199,548	$19,279,897	$20,613,850

	As of December 31, 2024
	Latam Parque Logistico Coyol II	Latam Parque Logístico San José —Verbena	Parque Logistico Callao

ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$209,675	$4,773,465	$179,919
Lease and other receivables, net	24,804	3,274,430	1,654,241
Other current assets	142,777	49,802	256,011
NON-CURRENT ASSETS:
Investment properties	29,794,000	86,680,123	38,489,189
Property and equipment, net	—	22,233	4,407
Restricted cash equivalents - long term	480,000	1,450,000	—
Total assets	$30,651,256	$96,250,053	$40,583,767

LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES:
Accounts payable and accrued expenses	$191,414	$2,364,596	$2,116,681
Due to affiliates	—	619,050	—
Other current liabilities	—	380,950	385,095
NON-CURRENT LIABILITIES:
Long term debt	17,948,614	57,325,213	—
Security deposits	195,000	476,932	448,194
Other non-current liabilities	—	—	12,925,194
Deferred tax liability	3,307,017	4,133,385	2,750,819
Total liabilities	$21,642,045	$65,300,126	$18,625,983

EQUITY:
Equity attributable to owners of the Company	$4,504,607	$6,936,343	$8,639,430
Non-controlling interests	$4,504,604	$24,013,584	$13,318,354
For the years ended December 31, 2025, 2024, and 2023, net earnings attributable to NCI were as follows:

	2025	2024	2023

Profit (loss) attributable to non-controlling interests
Latam Parque Logistico Coyol II	$583,171	$486,335	$(215,926)
Latam Parque Logistico San Jose - Verbena	1,661,618	5,242,930	4,682,615
Alas Partnership	1,095,880	—	—
Parque Logístico Callao	2,271,304	4,130,112	(450,017)
Total	$5,611,973	$9,859,377	$4,016,672